Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Worldwide Growth Fund, Inc.
Entity Central Index Key	0000897569
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000130308 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class Y
Trading Symbol	DPRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 16.28%.
  In comparison, the MSCI World Index (the “Index”) returned 22.02% for the same period.
What affected the Fund’s performance?
  Global stocks advanced during the reporting period, supported by investor enthusiasm for Artificial Intelligence (AI)-related investment announcements, tariff negotiations, accommodative central bank policies and strong corporate earnings growth.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in communication services, allocation and selection effects in industrials, and underweight allocation to real estate.
  Negative stock selection was the primary detractor from relative returns, particularly in technology sector, health care and financials. Overweight allocation to health care detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI World Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	16.28%	12.34%	12.24%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,052,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,817,348
Investment Company Portfolio Turnover	11.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,052	43	$7,817,348	11.23%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000158 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class I
Trading Symbol	DPWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 16.17%.
  In comparison, the MSCI World Index (the “Index”) returned 22.02% for the same period.
What affected the Fund’s performance?
  Global stocks advanced during the reporting period, supported by investor enthusiasm for Artificial Intelligence (AI)-related investment announcements, tariff negotiations, accommodative central bank policies and strong corporate earnings growth.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in communication services, allocation and selection effects in industrials, and underweight allocation to real estate.
  Negative stock selection was the primary detractor from relative returns, particularly in technology sector, health care and financials. Overweight allocation to health care detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI World Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	16.17%	12.24%	12.14%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,052,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,817,348
Investment Company Portfolio Turnover	11.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,052	43	$7,817,348	11.23%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000157 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class C
Trading Symbol	PGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.91%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 15.02%.
  In comparison, the MSCI World Index (the “Index”) returned 22.02% for the same period.
What affected the Fund’s performance?
  Global stocks advanced during the reporting period, supported by investor enthusiasm for Artificial Intelligence (AI)-related investment announcements, tariff negotiations, accommodative central bank policies and strong corporate earnings growth.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in communication services, allocation and selection effects in industrials, and underweight allocation to real estate.
  Negative stock selection was the primary detractor from relative returns, particularly in technology sector, health care and financials. Overweight allocation to health care detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI World Index on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	14.02%	*	11.13%	11.03%
without Deferred Sales Charge	15.02%		11.13%	11.03%
MSCI World Index	22.02%		15.58%	11.79%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,052,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,817,348
Investment Company Portfolio Turnover	11.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,052	43	$7,817,348	11.23%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000155 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Worldwide Growth Fund, Inc.
Class Name	Class A
Trading Symbol	PGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 15.92%.
  In comparison, the MSCI World Index (the “Index”) returned 22.02% for the same period.
What affected the Fund’s performance?
  Global stocks advanced during the reporting period, supported by investor enthusiasm for Artificial Intelligence (AI)-related investment announcements, tariff negotiations, accommodative central bank policies and strong corporate earnings growth.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in communication services, allocation and selection effects in industrials, and underweight allocation to real estate.
  Negative stock selection was the primary detractor from relative returns, particularly in technology sector, health care and financials. Overweight allocation to health care detracted as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI World Index on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	9.26%	10.67%	11.21%
without Sales Charge	15.92%	11.99%	11.87%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,052,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,817,348
Investment Company Portfolio Turnover	11.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,052	43	$7,817,348	11.23%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.